Notes Payable	9 Months Ended
Sep. 30, 2012
Notes Payable
Notes Payable

7. Notes Payable

Secured Notes Payable

In January 2011, the Company entered into a secured credit facility pursuant to a loan and security agreement with certain lenders, which was subsequently amended in December 2011, providing for term loans of up to an aggregate of $30.0 million. On January 26, 2011 and December 30, 2011, the Company drew down $15.0 million and $15.0 million, respectively, of term loans under this secured credit facility. The term loans bear interest at a fixed rate per annum of 11.0% and will mature on August 1, 2014 and January 1, 2015, respectively. The Company is required to make twelve months of interest only payments, beginning in March 2011, and six months of interest only payments, beginning in February 2012, respectively, and thereafter, principal and interest payments will be made over the remaining term of the loans. As of December 31, 2011 and September 30, 2012, the Company is required to make the following principal payments:

	As of December 31, 2011	As of September 30, 2012
	(in thousands)	(unaudited) (in thousands)
Year ending December 31:
2012	$6,775	$2,756
2013	11,809	11,809
2014	10,847	10,847
2015	569	569

	$30,000	$25,981

The Company may voluntarily prepay all, but not less than all, outstanding term loans under its secured credit facility at any time, subject to the payment of a premium. With respect to any prepayment, the premium is 5.0%, if such prepayment is made before the amortization date (i.e., to reduce a debt by making payments against the principal balance in installments or regular transfers), 2.0% if such prepayment is made during the 15-month period after the amortization date, and 1.0% if such prepayment is made thereafter. Upon the maturity of any outstanding term loans or the acceleration or prepayment thereof, the Company will also be required to make a final payment equal to 2.5% of the aggregate principal amount, or $750,000, of the term loans borrowed under the secured credit facility. This final payment is being recorded as additional interest expense over the term of the loans.

The Company capitalized financing costs of approximately $498,000 in issuing the secured notes payable, which are being amortized to interest expense over the term of the debt. The balance of deferred financing costs was approximately $378,000 and $270,000 at December 31, 2011 and September 30, 2012, respectively. The carrying value of the secured notes payable at December 31, 2011 and September 30, 2012 includes a debt discount of $514,000 and $374,000, respectively, related to the estimated fair value of the warrants issued in connection with the issuance of the notes. The Company recorded interest expense related to the secured notes payable of approximately $1.5 million, $1.1 million, and $2.7 million for the year ended December 31, 2011 and the nine months ended September 30, 2011 and 2012, respectively.

All obligations under the secured credit facility are secured by substantially all of the Company's existing property and assets (excluding its intellectual property) and subject to certain exceptions, by a pledge of the capital stock of, the Company's U.K. subsidiary and any future subsidiary.

Non-recourse Notes Payable of Discontinued Operations

In April 2008, pursuant to a Purchase and Sale Agreement and Residual License Agreements executed by the Company and TCD, certain royalty payment rights and other license rights of the Company that it had under license agreements with two unrelated companies were transferred to TCD, a 100%-owned subsidiary of the Company, in exchange for approximately $63.3 million. TCD raised funds for the transaction from a completed private placement of $75.0 million in secured 16% notes, due April 15, 2024 (the Notes). Net proceeds amounted to $63.3 million, net of financing costs and required interest reserve. The Notes are non-recourse to the Company and are secured by TCD's assets including the royalty payment rights and other related rights of the transferred license agreements. While the Notes are outstanding, all royalty payments under these license agreements go to the payment of interest. Royalties earned in excess of the stated interest rate will be applied to the principal on such Notes. Interest expense related to the Notes for the years ended December 31, 2009, 2010, and 2011 and the nine months ended September 30, 2011 and 2012 was $12.0 million, $12.1 million, $11.5 million, $9.2 million, and $0, respectively. As of December 31, 2010, TCD had interest payable of $2.5 million. On December 14, 2011, the Company executed an agreement to sell 100% of its equity interests in TCD, which included the purchaser assuming all rights and obligations under the Notes (See Note 8).

In conjunction with the issuance of the Notes, TCD had initially placed $8.0 million into a restricted cash interest reserve account to cover payments required when the initial royalties were not sufficient to meet the interest payments due. In the first quarter of 2010, the $8.0 million interest reserve was exhausted, and, as such, all subsequent interest payments were made solely from royalty payments received. Royalties were also deposited into a restricted cash account to meet interest and principal payments. At December 31, 2010, the balance of restricted cash available to pay interest was approximately $1.5 million. Any excess restricted cash was used to make principal payments. In April 2011 and October 2011, TCD paid approximately $182,000 and $364,000, respectively, in principal on the Notes. As of December 14, 2011, the date of the sale of TCD, the principal balance amounted to $74.5 million (See Note 8).

The syndication costs to complete the transaction were approximately $4.4 million for investment banking, legal, consulting, accounting, and printing fees. These costs were capitalized as deferred financing costs and were being amortized over the term of the related debt using the effective interest method. Amortization of deferred financing costs for the years ended December 31, 2009, 2010 and 2011 and the nine months ended September 30, 2011 and 2012 approximated $270,000, $271,000, $260,000, $204,000, and $0, respectively. In connection with the transaction on December 14, 2011 to sell TCD, the remaining balance of $3.4 million in deferred financing costs was eliminated from the Company's consolidated balance sheets (See Note 8).

Through December 14, 2011, the date of the sale of TCD, TCD had been able to make up all interest shortfalls in full before the next succeeding payment date. In the event of a default for failure to pay interest on a timely basis, the holders of the Notes did not have recourse to the Company as the Notes were non-recourse beyond TCD, were not convertible into any other securities of the Company, and had not been guaranteed by the Company. The Company had pledged all equity interests of TCD to the holders of the Notes so, upon an event of default, the holders of the Notes could elect to exercise their rights to acquire those equity interests in TCD.

In connection with the Notes, the Company executed a Servicing Agreement with TCD. The Servicing Agreement provided for a servicing fee of $10,000 per quarter to be paid to the Company for performance of services related to the collection of amounts due in connection with the license agreements. The Company is also to be reimbursed for any out-of-pocket expenses. These services consist of taking commercially reasonable steps to collect the royalty amount due and enforcing the related provisions under the license agreements. In particular, the Company is required to monitor receipt of the royalty payments due under the licensing agreements and to confirm that the payments are received on a timely basis, calculated properly and made available to the trustee.

In addition, pursuant to the Purchase and Sale Agreement, the Company is responsible for preserving, maintaining and maximizing the commercial value of the licensed patents covering Sanctura XR and Oracea, which includes the obligation to pay patent office maintenance fees in order to keep the patents in force. The Company considers the amounts spent with respect to these activities to be de minimis. Under the license agreements, the Company has the right, but not the obligation, to defend challenges to the patents.